GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Financial Statements

Year ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Year ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and

Contract Owners of Genworth Life & Annuity VA Separate Account 4:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Genworth Life & Annuity VA Separate Account 4 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying investments. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Genworth Life and Annuity Insurance Company separate account investment companies since 1997.

Richmond, Virginia

April 23, 2026

Appendix

Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio — Class A

AB Trust

AB International Value Fund — Class A

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Discovery Large Cap Fund — Class A (1)

AIM Equity Funds (Invesco Equity Funds)

Invesco Charter Fund — Class A

Invesco Main Street Fund® — Class A

AIM Growth Series (Invesco Growth Series)

Invesco Main Street Mid Cap Fund® — Class A

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Global Fund — Class A

AIM Sector Funds (Invesco Sector Funds)

Invesco Comstock Fund — Class A

Allspring Funds Trust

Allspring Disciplined U.S. Core Fund — Class A

Allspring Special Large Cap Value Fund — Class A

Allspring Treasury Plus Money Market Fund — Class A

American Century Capital Portfolios, Inc.

American Century Equity Income Fund — A Class

American Century Government Income Trust

American Century Inflation — Adjusted Bond Fund — A Class

BlackRock Global Allocation Fund, Inc.

BlackRock Global Allocation Fund — Investor A

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Focus Value Fund, Inc. — Investor A

Calamos Investment Trust

Calamos Growth Fund — Class A

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Global Realty Shares, Inc. — Class A

Columbia Acorn Trust

Columbia Acorn Fund — Class A

Columbia Acorn International SelectSM — Class A

Columbia Funds Series Trust

Columbia Large Cap Growth Opportunity Fund — Class A

Columbia Select Mid Cap Value Fund — Class A

Davis New York Venture Fund, Inc.

Davis New York Venture Fund — Class A

Eaton Vance Mutual Funds Trust

Eaton Vance Floating-Rate Fund — Class A

Eaton Vance Special Investment Trust

Eaton Vance Large-Cap Value Fund — Class A

Federated Hermes Equity Funds

Federated Hermes Kaufmann Fund — Class A

Fidelity Advisor Series I

Fidelity Advisor® Equity Growth Fund — Class A

Fidelity Advisor Series II

Fidelity Advisor® Mid Cap II Fund — Class A

Fidelity Contrafund

Fidelity Advisor® New Insights Fund — Class A

Franklin Fund Allocator Series

Franklin Global Allocation Fund — Class A

Franklin Value Investors Trust

Franklin Small Cap Value Fund — Class A

JPMorgan Trust II

JPMorgan Core Bond Fund — Class A

JPMorgan Investor Growth & Income Fund — Class A

Janus Investment Fund

Janus Henderson Forty Fund — Class A

Legg Mason Global Asset Management Trust

ClearBridge Value Fund — Class FI (1)

Legg Mason Partners Variable Equity Trust

ClearBridge Growth Fund — Class FI (1)

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Affiliated Fund — Class A

Lord Abbett Bond Debenture Fund, Inc.

Lord Abbett Bond Debenture Fund — Class A

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Mid Cap Stock Fund — Class A

PIMCO Funds

PIMCO High Yield Fund — Class A

PIMCO Long-Term U.S. Government Fund — Class A

PIMCO Low Duration Fund — Class A

PIMCO Total Return Fund — Class A

Prudential Investment Portfolios 18

PGIM Jennison Focused Growth Fund — Class A

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund, Inc. — Class A

Putnam Investment Funds

Putnam International Small Cap Fund — Class A (1)

T. Rowe Price Capital Appreciation Fund

T. Rowe Price Capital Appreciation Fund — Advisor Class

T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund — Advisor Class

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Growth Stock Fund — Advisor Class

The AB Portfolios

AB All Market Total Return Portfolio — Class A

AB Wealth Appreciation Strategy — Class A

The Advisors’ Inner Circle Fund III

First Foundation Total Return Fund — Class A

Thornburg Investment Trust

Thornburg International Equity Fund — Class A

Thornburg Small/Mid Cap Growth Fund — Class A

Virtus Investment Trust

Virtus NFJ International Value Fund — Class A

Virtus NFJ Large-Cap Value Fund — Class A

Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from October 25, 2024 (inception) to December 31, 2024.

Fidelity Puritan Trust

Fidelity® Balanced Fund — Class A

Fidelity Stock Fund

Fidelity® Leveraged Company Stock Fund — Class A

(1)	See Note 1 to the financial statements for the former name of the subaccount.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 2025

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Discovery Large Cap Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

Assets:
Investments at fair value (note 2b)	$139,201	$111,612	$—	$581,347	$998,638
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	2	—	—
Total assets	139,201	111,612	2	581,347	998,638

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	4	1	24	41
Payable for units withdrawn	1	—	—	54	61
Total liabilities	3	4	1	78	102
Net assets	$139,198	$111,608	$1	$581,269	$998,536

Investments in securities at cost	$121,329	$77,237	$(1)	$587,603	$932,834
Shares outstanding	2,091	5,893	—	27,229	15,968

	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.

	American Century Inflation- Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares, Inc. — Class A

Assets:
Investments at fair value (note 2b)	$292,716	$1,960,163	$790,438	$64,833	$359,996
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	292,716	1,960,163	790,438	64,833	359,996

Liabilities:
Accrued expenses payable to affiliate (note 4b)	10	83	36	3	10
Payable for units withdrawn	53	89	80	1	147
Total liabilities	63	172	116	4	157
Net assets	$292,653	$1,959,991	$790,322	$64,829	$359,839

Investments in securities at cost	$309,076	$1,788,673	$768,394	$52,726	$339,119
Shares outstanding	27,772	97,038	40,226	1,371	6,637

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2025

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust			American Century Capital Portfolios, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Disciplined U.S. Core Fund — Class A	Allspring Special Large Cap Value Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class

$291,628	$1,007,004	$333,666	$—	$—	$110,335	$47,580
—	—	—	—	—	312	—
15	—	—	—	—	—	—
291,643	1,007,004	333,666	—	—	110,647	47,580

8	91	12	—	—	5	—
—	3	1	—	—	1	—
8	94	13	—	—	6	—
$291,635	$1,006,910	$333,653	$—	$—	$110,641	$47,580

$275,039	$1,037,094	$291,914	$—	$—	$110,335	$48,866
10,147	11,642	10,844	—	—	110,335	5,624

Columbia Acorn Trust		Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust

Columbia Acorn Fund — Class A	Columbia Acorn International SelectSM — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A

$257,776	$26,655	$31,067	$288,246	$941,954	$294,818	$229,273
—	—	—	—	—	2,045	—
—	—	—	—	—	—	—
257,776	26,655	31,067	288,246	941,954	296,863	229,273

11	3	1	13	36	15	6
1	1	—	38	500	41	1
12	4	1	51	536	56	7
$257,764	$26,651	$31,066	$288,195	$941,418	$296,807	$229,266

$272,225	$27,360	$24,625	$280,848	$896,974	$306,171	$184,684
28,834	932	1,694	19,770	32,571	35,265	8,568

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2025

	Federated Hermes Equity Funds	Fidelity Advisor Series I	Fidelity Advisor Series II	Fidelity Contrafund	Fidelity Puritan Trust

	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Mid Cap II Fund — Class A	Fidelity Advisor® New Insights Fund — Class A	Fidelity® Balanced Fund — Class A

Assets:
Investments at fair value (note 2b)	$454,291	$287,404	$19,719	$979,987	$1,150,460
Dividend receivable	—	—	—	—	—
Receivable for units sold	68	—	—	—	—
Total assets	454,359	287,404	19,719	979,987	1,150,460

Liabilities:
Accrued expenses payable to affiliate (note 4b)	19	12	—	41	48
Payable for units withdrawn	—	10	1	24	—
Total liabilities	19	22	1	65	48
Net assets	$454,340	$287,382	$19,718	$979,922	$1,150,412

Investments in securities at cost	$492,495	$237,420	$19,738	$739,390	$1,070,268
Shares outstanding	81,560	12,819	844	21,290	35,806

	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.	Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds

	ClearBridge Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A	Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A

Assets:
Investments at fair value (note 2b)	$124,787	$11,105	$297,443	$603,387	$325,438
Dividend receivable	—	—	1,458	—	1,693
Receivable for units sold	—	—	—	13	—
Total assets	124,787	11,105	298,901	603,400	327,131

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5	1	12	23	10
Payable for units withdrawn	—	1	54	—	60
Total liabilities	5	2	66	23	70
Net assets	$124,782	$11,103	$298,835	$603,377	$327,061

Investments in securities at cost	$168,155	$8,642	$288,795	$586,511	$334,988
Shares outstanding	1,338	554	40,857	17,873	39,785

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2025

Fidelity Stock Fund	Franklin Fund Allocator Series	Franklin Value Investors Trust	JPMorgan Trust II		Janus Investment Fund	Legg Mason Global Asset Management Trust

Fidelity® Leveraged Company Stock Fund — Class A	Franklin Global Allocation Fund — Class A	Franklin Small Cap Value Fund — Class A	JPMorgan Core Bond Fund — Class A	JPMorgan Investor Growth & Income Fund — Class A	Janus Henderson Forty Fund — Class A	ClearBridge Value Fund — Class FI

$21,680	$534,724	$399,107	$1,367,721	$386,017	$100,734	$286,877
—	—	—	—	5,126	—	—
—	—	6	—	—	—	—
21,680	534,724	399,113	1,367,721	391,143	100,734	286,877

3	22	13	56	17	4	6
1	1	—	96	—	1	11
4	23	13	152	17	5	17
$21,676	$534,701	$399,100	$1,367,569	$391,126	$100,729	$286,860

$19,292	$366,438	$383,769	$1,423,692	$331,197	$83,277	$289,843
496	31,016	7,165	131,133	18,295	1,809	2,383

PIMCO Funds (continued)			Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund

PIMCO Long- Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A	Putnam International Small Cap Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class

$836,745	$605,890	$1,695,497	$181,379	$163,895	$294,166	$459,290
2,671	2,014	6,046	—	—	—	—
—	—	—	—	—	—	—
839,416	607,904	1,701,543	181,379	163,895	294,166	459,290

34	28	70	7	18	10	19
93	57	121	1	1	64	—
127	85	191	8	19	74	19
$839,289	$607,819	$1,701,352	$181,371	$163,876	$294,092	$459,271

$878,644	$615,677	$1,758,233	$138,705	$104,540	$246,114	$407,909
59,725	64,732	191,365	6,111	2,348	6,591	13,093

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2025

	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios		The Advisors’ Inner Circle Fund III

	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A	AB Wealth Appreciation Strategy — Class A	First Foundation Total Return Fund — Class A

Assets:
Investments at fair value (note 2b)	$185,297	$390,503	$1,351,488	$7,570	$1,149,861
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	185,297	390,503	1,351,488	7,570	1,149,861

Liabilities:
Accrued expenses payable to affiliate (note 4b)	7	26	53	1	44
Payable for units withdrawn	1	—	264	1	—
Total liabilities	8	26	317	2	44
Net assets	$185,289	$390,477	$1,351,171	$7,568	$1,149,817

Investments in securities at cost	$155,706	$326,801	$1,331,191	$5,818	$1,169,463
Shares outstanding	4,825	3,823	87,532	320	43,688

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2025

Thornburg Investment Trust		Virtus Investment Trust

Thornburg International Equity Fund — Class A	Thornburg Small/ Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

$107,789	$—	$59,773	$—
—	—	—	—
—	—	—	—
107,789	—	59,773	—

4	—	5	—
1	—	55	—
5	—	60	—
$107,784	$—	$59,713	$—

$83,538	$—	$45,979	$—
3,341	—	2,440	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Discovery Large Cap Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	—	3,005	—	1,293	3,360
Mortality and expense risk and administrative charges (note 4a)	2,135	1,785	9,179	3,715	12,344
Net investment income (expense)	$(2,135)	$1,220	$(9,179)	$(2,422)	$(8,984)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	2,064	7,674	322,589	1,885	13,655
Change in unrealized appreciation (depreciation)	6,352	27,156	(225,206)	(7,364)	38,219
Capital gain distributions	—	—	—	37,949	66,344

Net realized and unrealized gain (loss) on investments	$8,416	$34,830	$97,383	$32,470	$118,218

Increase (decrease) in net assets from operations	$6,281	$36,050	$88,204	$30,048	$109,234

	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.

	American Century Inflation- Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares, Inc. — Class A

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	11,594	48,755	14,431	—	11,185
Mortality and expense risk and administrative charges (note 4a)	4,201	30,359	11,923	896	5,101
Net investment income (expense)	$7,393	$18,396	$2,508	$(896)	$6,084

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(3,971)	32,225	4,436	2,153	3,511
Change in unrealized appreciation (depreciation)	10,651	143,180	59,486	2,389	20,253
Capital gain distributions	—	127,115	96,734	5,232	—

Net realized and unrealized gain (loss) on investments	$6,680	$302,520	$160,656	$9,774	$23,764

Increase (decrease) in net assets from operations	$14,073	$320,916	$163,164	$8,878	$29,848

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust			American Century Capital Portfolios, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Disciplined U.S. Core Fund — Class A	Allspring Special Large Cap Value Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

534	—	7,581	—	—	1,997	960

4,198	15,682	6,933	—	—	873	669
$(3,664)	$(15,682)	$648	$—	$—	$1,124	$291

6,403	17,617	61,068	—	—	—	45
(4,799)	(73,988)	(7,914)	—	—	—	727
23,733	200,095	22,493	—	—	—	3,520

$25,337	$143,724	$75,647	$—	$—	$ —	$4,292

$21,673	$128,042	$76,295	$—	$—	$1,124	$4,583

Columbia Acorn Trust		Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust

Columbia Acorn Fund — Class A	Columbia Acorn International SelectSM — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

—	1,623	—	1,786	8,694	21,263	2,000

3,788	360	413	4,141	11,085	4,256	3,140
$(3,788)	$1,263	$(413)	$(2,355)	$(2,391)	$17,007	$(1,140)

(5,557)	(261)	1,030	(534)	(1,619)	(1,584)	6,532
20,112	3,487	1,621	19,650	107,969	(9,373)	5,913
—	—	1,957	16,994	75,751	—	11,530

$14,555	$3,226	$4,608	$36,110	$182,101	$(10,957)	$23,975

$10,767	$4,489	$4,195	$33,755	$179,710	$6,050	$22,835

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

	Federated Hermes Equity Funds	Fidelity Advisor Series I	Fidelity Advisor Series II	Fidelity Contrafund	Fidelity Puritan Trust

	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Mid Cap II Fund — Class A	Fidelity Advisor® New Insights Fund — Class A	Fidelity® Balanced Fund — Class A

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	—	—	—	—	17,353
Mortality and expense risk and administrative charges (note 4a)	4,598	8,704	2,566	14,415	16,660
Net investment income (expense)	$(4,598)	$(8,704)	$(2,566)	$(14,415)	$693

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,005)	106,948	(4,385)	61,471	3,570
Change in unrealized appreciation (depreciation)	(25,208)	(12,565)	5,239	45,541	90,239
Capital gain distributions	44,711	1,773	13,558	93,907	43,501

Net realized and unrealized gain (loss) on investments	$18,498	$96,156	$14,412	$200,919	$137,310

Increase (decrease) in net assets from operations	$13,900	$87,452	$11,846	$186,504	$138,003

	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.	Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds

	ClearBridge Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A	Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	—	129	17,896	2,676	19,190
Mortality and expense risk and administrative charges (note 4a)	1,684	181	4,265	8,758	4,635
Net investment income (expense)	$(1,684)	$(52)	$13,631	$(6,082)	$14,555

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(8,637)	761	771	3,392	(3,600)
Change in unrealized appreciation (depreciation)	1,962	174	5,403	433	9,861
Capital gain distributions	22,427	675	—	38,740	—

Net realized and unrealized gain (loss) on investments	$15,752	$1,610	$6,174	$42,565	$6,261

Increase (decrease) in net assets from operations	$14,068	$1,558	$19,805	$36,483	$20,816

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

Fidelity Stock Fund	Franklin Fund Allocator Series	Franklin Value Investors Trust	JPMorgan Trust II		Janus Investment Fund	Legg Mason Global Asset Management Trust

Fidelity® Leveraged Company Stock Fund — Class A	Franklin Global Allocation Fund — Class A	Franklin Small Cap Value Fund — Class A	JPMorgan Core Bond Fund — Class A	JPMorgan Investor Growth & Income Fund — Class A	Janus Henderson Forty Fund — Class A	ClearBridge Value Fund — Class FI

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

—	4,540	3,929	48,552	8,947	—	2,491

300	7,807	5,868	19,207	5,793	1,351	4,107
$(300)	$(3,267)	$(1,939)	$29,345	$3,154	$(1,351)	$(1,616)

436	28,663	7,127	(19,080)	5,997	5,183	125
2,892	23,476	(4,700)	61,225	25,833	208	7,430
1,009	21,979	26,036	—	8,509	11,150	19,671

$4,337	$74,118	$28,463	$42,145	$40,339	$16,541	$27,226

$4,037	$70,851	$26,524	$71,490	$43,493	$15,190	$25,610

PIMCO Funds (continued)			Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund

PIMCO Long- Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A	Putnam International Small Cap Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

26,263	23,404	76,922	—	1,603	16,349	7,078

10,794	8,696	27,016	2,661	2,385	4,202	6,755
$15,469	$14,708	$49,906	$(2,661)	$(782)	$12,147	$323

(13,265)	(3,421)	(46,002)	7,372	20,675	20,531	7,897
37,403	10,597	126,687	12,169	33,230	22,412	5,490
—	—	—	7,366	—	17,770	29,668

$24,138	$7,176	$80,685	$26,907	$53,905	$60,713	$43,055

$39,607	$21,884	$130,591	$24,246	$53,123	$72,860	$43,378

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios		The Advisors’ Inner Circle Fund III

	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A	AB Wealth Appreciation Strategy — Class A	First Foundation Total Return Fund— Class A

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	2,527	—	38,168	71	42,399
Mortality and expense risk and administrative charges (note 4a)	2,464	5,606	12,316	106	16,541
Net investment income (expense)	$63	$(5,606)	$25,852	$(35)	$25,858

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	3,253	16,826	15,644	256	1,324
Change in unrealized appreciation (depreciation)	16,313	(8,937)	(34,160)	688	49,021
Capital gain distributions	2,040	48,595	98,483	432	15,903

Net realized and unrealized gain (loss) on investments	$21,606	$56,484	$79,967	$1,376	$66,248

Increase (decrease) in net assets from operations	$21,669	$50,878	$105,819	$1,341	$92,106

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

Thornburg Investment Trust		Virtus Investment Trust

Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

1,315	—	3,083	—

1,535	—	806	—
$(220)	$—	$2,277	$—

4,862	—	2,609	—
21,897	—	14,441	—
2,443	—	—	—

$29,202	$—	$17,050	$—

$28,982	$—	$19,327	$—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets

	AB Cap Fund, Inc.		AB Trust		AIM Counselor Series Trust (Invesco Counselor Series Trust)

	AB Small Cap Growth Portfolio — Class A		AB International Value Fund — Class A		Invesco Discovery Large Cap Fund — Class A

	Year ended December 31,		Year ended December 31,		Year ended December 31,

	2025	2024	2025	2024	2025	2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,135)	$(2,104)	$ 1,220	$ 7,742	$ (9,179)	$(13,159)
Net realized gain (loss) on investments	2,064	1,751	7,674	2,510	322,589	98,972
Change in unrealized appreciation (depreciation) on investments	6,352	22,253	27,156	(7,157)	(225,206)	143,224
Capital gain distributions	—	—	—	—	—	33,840
Increase (decrease) in net assets from operations	6,281	21,900	36,050	3,095	88,204	262,877

From capital transactions (note 4):
Transfers for contract benefits and terminations	(5,312)	(5,447)	(4,006)	(3,685)	(69,169)	(201,272)
Administrative expenses	(1,929)	(1,994)	(1,370)	(1,377)	(12,583)	(16,626)
Transfers between subaccounts (including fixed account), net	7,361	(11,068)	(24,629)	9,025	(1,160,078)	486,585
Increase (decrease) in net assets from capital transactions	120	(18,509)	(30,005)	3,963	(1,241,830)	268,687
Increase (decrease) in net assets	6,401	3,391	6,045	7,058	(1,153,626)	531,564
Net assets at beginning of year	132,797	129,406	105,563	98,505	1,153,627	622,063
Net assets at end of year	$139,198	$132,797	$111,608	$105,563	$1	$1,153,627

Change in units (note 5):
Units purchased	719	408	547	2,229	4,465	21,552
Units redeemed	(670)	(843)	(4,044)	(1,677)	(34,339)	(12,938)
Net increase (decrease) in units from capital transactions with contract owners	49	(435)	(3,497)	552	(29,874)	8,614

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

AIM Equity Funds (Invesco Equity Funds)				AIM Growth Series (Invesco Growth Series)		AIM International Mutual Funds (Invesco International Mutual Funds)		AIM Sector Funds (Invesco Sector Funds)

Invesco Charter Fund — Class A		Invesco Main Street Fund® — Class A		Invesco Main Street Mid Cap Fund® — Class A		Invesco Global Fund — Class A		Invesco Comstock Fund — Class A

Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,

2025	2024	2025	2024	2025	2024	2025	2024	2025	2024

$(2,422)	$(150)	$(8,984)	$(3,396)	$(3,664)	$(3,968)	$(15,682)	$(17,106)	$648	$1,478
1,885	2,167	13,655	6,837	6,403	14,803	17,617	42,347	61,068	35,895
(7,364)	520	38,219	57,084	(4,799)	14,631	(73,988)	17,107	(7,914)	7,908
37,949	474	66,344	35,292	23,733	23,554	200,095	105,259	22,493	47,455
30,048	3,011	109,234	95,817	21,673	49,020	128,042	147,607	76,295	92,736

(23,566)	(875)	(55,370)	(56,649)	(29,432)	(56,702)	(52,682)	(52,497)	(37,172)	(74,355)
(4,545)	(238)	(12,715)	(7,710)	(5,397)	(5,903)	(15,479)	(17,185)	(7,994)	(11,659)
572,430	(7,919)	263,172	291,133	10,817	(9,698)	(19,585)	(131,695)	(320,132)	(63,932)
544,319	(9,032)	195,087	226,774	(24,012)	(72,303)	(87,746)	(201,377)	(365,298)	(149,946)
574,367	(6,021)	304,321	322,591	(2,339)	(23,283)	40,296	(53,770)	(289,003)	(57,210)
6,902	12,923	694,215	371,624	293,974	317,257	966,614	1,020,384	622,656	679,866
$581,269	$6,902	$998,536	$694,215	$291,635	$293,974	$1,006,910	$966,614	$333,653	$622,656

17,957	18	8,601	9,973	1,256	1,505	3,021	2,881	1,124	1,998
(1,334)	(317)	(3,712)	(3,404)	(1,982)	(3,841)	(5,887)	(10,197)	(10,819)	(6,334)
16,623	(299)	4,889	6,569	(726)	(2,336)	(2,866)	(7,316)	(9,695)	(4,336)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Allspring Funds Trust

	Allspring Disciplined U.S. Core Fund — Class A		Allspring Special Large Cap Value Fund — Class A		Allspring Treasury Plus Money Market Fund — Class A

	Year ended December 31,		Year ended December 31,		Year ended December 31,

	2025	2024	2025	2024	2025	2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$—	$—	$1,124	$1,827
Net realized gain (loss) on investments	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	—	—	—	—	—	—
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—	1,124	1,827

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—	—	—	(92,908)	(207,549)
Administrative expenses	—	—	—	—	(1,000)	(362)
Transfers between subaccounts (including fixed account), net	—	—	—	—	184,105	127,750
Increase (decrease) in net assets from capital transactions	—	—	—	—	90,197	(80,161)
Increase (decrease) in net assets	—	—	—	—	91,321	(78,334)
Net assets at beginning of year	—	—	—	—	19,320	97,654
Net assets at end of year	$—	$—	$—	$—	$110,641	$19,320

Change in units (note 5):
Units purchased	—	—	—	—	20,114	24,719
Units redeemed	—	—	—	—	(10,232)	(33,374)
Net increase (decrease) in units from capital transactions with contract owners	—	—	—	—	9,882	(8,655)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

American Century Capital Portfolios, Inc.		American Century Government Income Trust		BlackRock Global Allocation Fund, Inc.		BlackRock Large Cap Focus Value Fund, Inc.		Calamos Investment Trust

American Century Equity Income Fund — A Class		American Century Inflation-Adjusted Bond Fund — A Class		BlackRock Global Allocation Fund — Investor A		BlackRock Large Cap Focus Value Fund, Inc. — Investor A		Calamos Growth Fund — Class A

Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,

2025	2024	2025	2024	2025	2024	2025	2024	2025	2024

$291	$438	$7,393	$860	$18,396	$(12,251)	$2,508	$3,628	$(896)	$(1,635)
45	293	(3,971)	(11,239)	32,225	25,368	4,436	6,423	2,153	16,282
727	(375)	10,651	11,589	143,180	21,620	59,486	8,950	2,389	9,579
3,520	3,929	—	—	127,115	153,729	96,734	47,358	5,232	6,875
4,583	4,285	14,073	1,210	320,916	188,466	163,164	66,359	8,878	31,101

(5,811)	(5,795)	(29,605)	(47,433)	(359,612)	(334,457)	(52,344)	(78,708)	(1,978)	(59,598)
(1,194)	(1,207)	(6,080)	(7,220)	(40,425)	(50,611)	(12,564)	(13,147)	(930)	(1,886)
1,444	503	11,677	(23,280)	(14,058)	(344,403)	(68,701)	18,252	(793)	(19,245)
(5,561)	(6,499)	(24,008)	(77,933)	(414,095)	(729,471)	(133,609)	(73,603)	(3,701)	(80,729)
(978)	(2,214)	(9,935)	(76,723)	(93,179)	(541,005)	29,555	(7,244)	5,177	(49,628)
48,558	50,772	302,588	379,311	2,053,170	2,594,175	760,767	768,011	59,652	109,280
$47,580	$48,558	$292,653	$302,588	$1,959,991	$2,053,170	$790,322	$760,767	$64,829	$59,652

199	194	3,798	5,563	2,648	4,785	1,532	3,588	230	258
(402)	(446)	(5,855)	(12,354)	(25,594)	(48,730)	(6,013)	(6,266)	(320)	(2,726)
(203)	(252)	(2,057)	(6,791)	(22,946)	(43,945)	(4,481)	(2,678)	(90)	(2,468)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Cohen & Steers Global Realty Shares, Inc.		Columbia Acorn Trust

	Cohen & Steers Global Realty Shares, Inc. — Class A		Columbia Acorn Fund — Class A		Columbia Acorn International SelectSM — Class A

	Year ended December 31,		Year ended December 31,		Year ended December 31,

	2025	2024	2025	2024	2025	2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$ 6,084	$ 3,674	$(3,788)	$(3,332)	$1,263	$(130)
Net realized gain (loss) on investments	3,511	7,468	(5,557)	(9,132)	(261)	(260)
Change in unrealized appreciation (depreciation) on investments	20,253	(9,553)	20,112	37,999	3,487	(3)
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	29,848	1,589	10,767	25,535	4,489	(393)

From capital transactions (note 4):
Transfers for contract benefits and terminations	(32,155)	(58,207)	(5,925)	(5,252)	(295)	(269)
Administrative expenses	(6,517)	(6,972)	(4,007)	(3,622)	(358)	(347)
Transfers between subaccounts (including fixed account), net	10,389	39,331	17,542	11,519	(1,157)	2,662
Increase (decrease) in net assets from capital transactions	(28,283)	(25,848)	7,610	2,645	(1,810)	2,046
Increase (decrease) in net assets	1,565	(24,259)	18,377	28,180	2,679	1,653
Net assets at beginning of year	358,274	382,533	239,387	211,207	23,972	22,319
Net assets at end of year	$359,839	$358,274	$257,764	$239,387	$26,651	$23,972

Change in units (note 5):
Units purchased	3,232	6,481	1,954	1,752	194	405
Units redeemed	(5,168)	(7,935)	(1,531)	(1,660)	(379)	(177)
Net increase (decrease) in units from capital transactions with contract owners	(1,936)	(1,454)	423	92	(185)	228

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

Columbia Funds Series Trust				Davis New York Venture Fund, Inc.		Eaton Vance Mutual Funds Trust		Eaton Vance Special Investment Trust

Columbia Large Cap Growth Opportunity Fund — Class A		Columbia Select Mid Cap Value Fund — Class A		Davis New York Venture Fund — Class A		Eaton Vance Floating-Rate Fund — Class A		Eaton Vance Large-Cap Value Fund — Class A

Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,

2025	2024	2025	2024	2025	2024	2025	2024	2025	2024

$(413)	$(3,050)	$(2,355)	$(821)	$(2,391)	$1,717	$17,007	$21,039	$(1,140)	$(1,676)
1,030	32,264	(534)	1,857	(1,619)	(45)	(1,584)	(512)	6,532	46,807
1,621	(109)	19,650	(12,466)	107,969	(28,732)	(9,373)	(646)	5,913	(19,294)
1,957	9,464	16,994	13,283	75,751	97,880	—	—	11,530	11,083
4,195	38,569	33,755	1,853	179,710	70,820	6,050	19,881	22,835	36,920

(1,581)	(14,146)	(28,736)	(43,404)	(39,712)	(49,350)	(29,788)	(43,944)	(9,818)	(178,552)
(496)	(3,935)	(5,345)	(2,401)	(12,587)	(8,567)	(6,234)	(6,533)	(2,939)	(5,724)
143	(331,526)	(3,315)	334,110	202,100	77,901	16,687	24,890	3,674	(9,246)
(1,934)	(349,607)	(37,396)	288,305	149,801	19,984	(19,335)	(25,587)	(9,083)	(193,522)
2,261	(311,038)	(3,641)	290,158	329,511	90,804	(13,285)	(5,706)	13,752	(156,602)
28,805	339,843	291,836	1,678	611,907	521,103	310,092	315,798	215,514	372,116
$31,066	$28,805	$288,195	$291,836	$941,418	$611,907	$296,807	$310,092	$229,266	$215,514

130	714	991	11,981	10,899	5,097	2,828	3,391	852	1,442
(181)	(14,204)	(2,190)	(1,896)	(5,945)	(4,666)	(4,066)	(5,044)	(1,188)	(9,497)
(51)	(13,490)	(1,199)	10,085	4,954	431	(1,238)	(1,653)	(336)	(8,055)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Federated Hermes Equity Funds		Fidelity Advisor Series I		Fidelity Advisor Series II

	Federated Hermes Kaufmann Fund — Class A		Fidelity Advisor® Equity Growth Fund — Class A		Fidelity Advisor® Mid Cap II Fund — Class A

	Year ended December 31,		Year ended December 31,		Year ended December 31,

	2025	2024	2025	2024	2025	2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(4,598)	$(2,721)	$(8,704)	$(9,323)	$(2,566)	$(1,464)
Net realized gain (loss) on investments	(1,005)	(289)	106,948	56,528	(4,385)	3,281
Change in unrealized appreciation (depreciation) on investments	(25,208)	8,855	(12,565)	2,506	5,239	(5,860)
Capital gain distributions	44,711	16,388	1,773	98,187	13,558	13,128
Increase (decrease) in net assets from operations	13,900	22,233	87,452	147,898	11,846	9,085

From capital transactions (note 4):
Transfers for contract benefits and terminations	(16,208)	(5,072)	(63,356)	(148,046)	(18,473)	(43,968)
Administrative expenses	(4,307)	(2,222)	(11,625)	(11,755)	(3,401)	(2,529)
Transfers between subaccounts (including fixed account), net	298,137	(5,576)	(596,033)	475,102	(277,290)	337,564
Increase (decrease) in net assets from capital transactions	277,622	(12,870)	(671,014)	315,301	(299,164)	291,067
Increase (decrease) in net assets	291,522	9,363	(583,562)	463,199	(287,318)	300,152
Net assets at beginning of year	162,818	153,455	870,944	407,745	307,036	6,884
Net assets at end of year	$454,340	$162,818	$287,382	$870,944	$19,718	$307,036

Change in units (note 5):
Units purchased	10,569	393	1,667	11,921	1,302	12,474
Units redeemed	(1,639)	(860)	(13,039)	(5,455)	(11,164)	(2,272)
Net increase (decrease) in units from capital transactions with contract owners	8,930	(467)	(11,372)	6,466	(9,862)	10,202

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

Fidelity Contrafund		Fidelity Puritan Trust		Fidelity Stock Fund		Franklin Fund Allocator Series		Franklin Value Investors Trust

Fidelity Advisor® New Insights Fund — Class A		Fidelity® Balanced Fund — Class A		Fidelity® Leveraged Company Stock Fund — Class A		Franklin Global Allocation Fund — Class A		Franklin Small Cap Value Fund — Class A

Year ended December 31,		Year ended December 31,	Period from October 25 to December 31,	Year ended December 31,	Period from October 25 to December 31,	Year ended December 31,		Year ended December 31,

2025	2024	2025	2024	2025	2024	2025	2024	2025	2024

$(14,415)	$(24,190)	$693	$1,379	$(300)	$(3)	$(3,267)	$(2,019)	$(1,939)	$(3,586)
61,471	341,775	3,570	301	436	36	28,663	22,718	7,127	26,789
45,541	129,831	90,239	(10,048)	2,892	(504)	23,476	38,133	(4,700)	6,971
93,907	58,624	43,501	8,895	1,009	537	21,979	—	26,036	21,822
186,504	506,040	138,003	527	4,037	66	70,851	58,832	26,524	51,996

(56,717)	(156,228)	(68,402)	(5,824)	(1,120)	(108)	(58,569)	(53,379)	(36,662)	(64,536)
(15,243)	(29,101)	(17,142)	(3,380)	(356)	(23)	(12,319)	(12,330)	(7,224)	(8,289)
(84,037)	(1,542,687)	(6,002)	1,112,632	(853)	20,033	1,787	(25)	17,495	(35,776)
(155,997)	(1,728,016)	(91,546)	1,103,428	(2,329)	19,902	(69,101)	(65,734)	(26,391)	(108,601)
30,507	(1,221,976)	46,457	1,103,955	1,708	19,968	1,750	(6,902)	133	(56,605)
949,415	2,171,391	1,103,955	—	19,968	—	532,951	539,853	398,967	455,572
$979,922	$949,415	$1,150,412	$1,103,955	$21,676	$19,968	$534,701	$532,951	$399,100	$398,967

1,787	3,214	1,732	111,668	455	2,080	996	935	2,996	3,959
(4,943)	(46,719)	(10,450)	(1,518)	(620)	(87)	(4,706)	(4,802)	(3,758)	(7,555)
(3,156)	(43,505)	(8,718)	110,150	(165)	1,993	(3,710)	(3,867)	(762)	(3,596)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	JPMorgan Trust II				Janus Investment Fund

	JPMorgan Core Bond Fund — Class A		JPMorgan Investor Growth & Income Fund — Class A		Janus Henderson Forty Fund — Class A

	Year ended December 31,		Year ended December 31,		Year ended December 31,

	2025	2024	2025	2024	2025	2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$29,345	$30,412	$3,154	$5,378	$(1,351)	$(4,473)
Net realized gain (loss) on investments	(19,080)	(39,500)	5,997	10,981	5,183	120,473
Change in unrealized appreciation (depreciation) on investments	61,225	16,503	25,833	(1,154)	208	(41,571)
Capital gain distributions	—	—	8,509	2,820	11,150	8,964
Increase (decrease) in net assets from operations	71,490	7,415	43,493	18,025	15,190	83,393

From capital transactions (note 4):
Transfers for contract benefits and terminations	(88,298)	(201,632)	(33,355)	(10,444)	(4,811)	(20,878)
Administrative expenses	(21,929)	(23,667)	(5,718)	(2,363)	(1,240)	(5,748)
Transfers between subaccounts (including fixed account), net	137,121	193,092	7,068	161,268	(2,318)	(458,632)
Increase (decrease) in net assets from capital transactions	26,894	(32,207)	(32,005)	148,461	(8,369)	(485,258)
Increase (decrease) in net assets	98,384	(24,792)	11,488	166,486	6,821	(401,865)
Net assets at beginning of year	1,269,185	1,293,977	379,638	213,152	93,908	495,773
Net assets at end of year	$1,367,569	$1,269,185	$391,126	$379,638	$100,729	$93,908

Change in units (note 5):
Units purchased	24,336	33,122	552	8,443	329	663
Units redeemed	(22,221)	(35,611)	(1,839)	(2,311)	(500)	(13,009)
Net increase (decrease) in units from capital transactions with contract owners	2,115	(2,489)	(1,287)	6,132	(171)	(12,346)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

Legg Mason Global Asset Management Trust		Legg Mason Partners Variable Equity Trust		Lord Abbett Affiliated Fund, Inc.		Lord Abbett Bond Debenture Fund, Inc.		Lord Abbett Mid Cap Stock Fund, Inc.

ClearBridge Value Fund — Class FI		ClearBridge Growth Fund — Class FI		Lord Abbett Affiliated Fund — Class A		Lord Abbett Bond Debenture Fund — Class A		Lord Abbett Mid Cap Stock Fund — Class A

Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,

2025	2024	2025	2024	2025	2024	2025	2024	2025	2024

$(1,616)	$(836)	$(1,684)	$(1,657)	$(52)	$14	$13,631	$14,274	$(6,082)	$(2,459)
125	3,716	(8,637)	(8,208)	761	3,832	771	872	3,392	18,197
7,430	(10,395)	1,962	2,246	174	(2,639)	5,403	1,582	433	(26,781)
19,671	20,857	22,427	20,147	675	515	—	—	38,740	48,449
25,610	13,342	14,068	12,528	1,558	1,722	19,805	16,728	36,483	37,406

(28,552)	(43,826)	(6,155)	(5,182)	(1,803)	(23,536)	(31,246)	(44,438)	(40,266)	(55,788)
(5,324)	(2,401)	(1,653)	(1,658)	(395)	(403)	(6,102)	(6,416)	(10,505)	(6,603)
5,618	322,393	(60)	(2,689)	(21)	(657)	7,008	23,017	27,578	376,570
(28,258)	276,166	(7,868)	(9,529)	(2,219)	(24,596)	(30,340)	(27,837)	(23,193)	314,179
(2,648)	289,508	6,200	2,999	(661)	(22,874)	(10,535)	(11,109)	13,290	351,585
289,508	—	118,582	115,583	11,764	34,638	309,370	320,479	590,087	238,502
$286,860	$289,508	$124,782	$118,582	$11,103	$11,764	$298,835	$309,370	$603,377	$590,087

1,057	12,262	741	609	29	30	1,553	2,249	2,982	17,128
(1,945)	(2,267)	(995)	(944)	(110)	(1,126)	(3,171)	(3,768)	(3,734)	(4,408)
(888)	9,995	(254)	(335)	(81)	(1,096)	(1,618)	(1,519)	(752)	12,720

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	PIMCO Funds

	PIMCO High Yield Fund — Class A		PIMCO Long-Term U.S. Government Fund — Class A		PIMCO Low Duration Fund — Class A

	Year ended December 31,		Year ended December 31,		Year ended December 31,

	2025	2024	2025	2024	2025	2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$14,555	$15,303	$15,469	$12,485	$14,708	$14,891
Net realized gain (loss) on investments	(3,600)	(5,111)	(13,265)	(31,187)	(3,421)	(4,993)
Change in unrealized appreciation (depreciation) on investments	9,861	6,517	37,403	(39,680)	10,597	8,461
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	20,816	16,709	39,607	(58,382)	21,884	18,359

From capital transactions (note 4):
Transfers for contract benefits and terminations	(31,771)	(45,783)	(72,237)	(97,415)	(44,181)	(58,051)
Administrative expenses	(6,698)	(6,991)	(15,322)	(17,345)	(11,758)	(12,183)
Transfers between subaccounts (including fixed account), net	9,283	25,746	206,789	(109,622)	32,934	58,289
Increase (decrease) in net assets from capital transactions	(29,186)	(27,028)	119,230	(224,382)	(23,005)	(11,945)
Increase (decrease) in net assets	(8,370)	(10,319)	158,837	(282,764)	(1,121)	6,414
Net assets at beginning of year	335,431	345,750	680,452	963,216	608,940	602,526
Net assets at end of year	$327,061	$335,431	$839,289	$680,452	$607,819	$608,940

Change in units (note 5):
Units purchased	1,901	2,584	24,091	17,281	9,310	9,682
Units redeemed	(3,439)	(4,036)	(14,359)	(34,135)	(11,382)	(10,716)
Net increase (decrease) in units from capital transactions with contract owners	(1,538)	(1,452)	9,732	(16,854)	(2,072)	(1,034)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

PIMCO Funds (continued)		Prudential Investment Portfolios 18		Prudential Jennison Natural Resources Fund, Inc.		Putnam Investment Funds		T. Rowe Price Capital Appreciation Fund

PIMCO Total Return Fund — Class A		PGIM Jennison Focused Growth Fund — Class A		PGIM Jennison Natural Resources Fund, Inc. — Class A		Putnam International Small Cap Fund — Class A		T. Rowe Price Capital Appreciation Fund — Advisor Class

Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,

2025	2024	2025	2024	2025	2024	2025	2024	2025	2024

$49,906	$48,911	$(2,661)	$(2,097)	$(782)	$(1,223)	$12,147	$6,591	$323	$1,946
(46,002)	(34,990)	7,372	6,361	20,675	32,380	20,531	15,658	7,897	8,307
126,687	(2,205)	12,169	29,961	33,230	(28,730)	22,412	(14,255)	5,490	(2,418)
—	—	7,366	—	—	—	17,770	—	29,668	32,487
130,591	11,716	24,246	34,225	53,123	2,427	72,860	7,994	43,378	40,322

(144,702)	(202,336)	(3,820)	(3,091)	(13,378)	(91,948)	(28,975)	(55,822)	(19,860)	(18,129)
(34,883)	(33,623)	(2,960)	(2,422)	(3,451)	(4,436)	(5,451)	(5,862)	(7,351)	(6,962)
(220,322)	502,804	(1,909)	12,197	(43,212)	10,228	(43,142)	30,917	7,806	28,763
(399,907)	266,845	(8,689)	6,684	(60,041)	(86,156)	(77,568)	(30,767)	(19,405)	3,672
(269,316)	278,561	15,557	40,909	(6,918)	(83,729)	(4,708)	(22,773)	23,973	43,994
1,970,668	1,692,107	165,814	124,905	170,794	254,523	298,800	321,573	435,298	391,304
$1,701,352	$1,970,668	$181,371	$165,814	$163,876	$170,794	$294,092	$298,800	$459,271	$435,298

20,235	46,653	2,238	3,959	2,696	8,984	1,640	4,158	874	1,274
(49,912)	(25,855)	(2,855)	(3,590)	(9,819)	(20,288)	(6,745)	(6,177)	(1,421)	(1,203)
(29,677)	20,798	(617)	369	(7,123)	(11,304)	(5,105)	(2,019)	(547)	71

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	T. Rowe Price Equity Income Fund		T. Rowe Price Growth Stock Fund, Inc.		The AB Portfolios

	T. Rowe Price Equity Income Fund — Advisor Class		T. Rowe Price Growth Stock Fund — Advisor Class		AB All Market Total Return Portfolio — Class A

	Year ended December 31,		Year ended December 31,		Year ended December 31,

	2025	2024	2025	2024	2025	2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$63	$786	$(5,606)	$(5,130)	$25,852	$7,566
Net realized gain (loss) on investments	3,253	75,384	16,826	20,190	15,644	14,128
Change in unrealized appreciation (depreciation) on investments	16,313	(26,589)	(8,937)	43,538	(34,160)	13,381
Capital gain distributions	2,040	11,046	48,595	24,359	98,483	—
Increase (decrease) in net assets from operations	21,669	60,627	50,878	82,957	105,819	35,075

From capital transactions (note 4):
Transfers for contract benefits and terminations	(10,986)	(27,989)	(16,729)	(15,010)	(81,598)	(65,901)
Administrative expenses	(2,663)	(7,272)	(6,375)	(5,997)	(15,703)	(9,582)
Transfers between subaccounts (including fixed account), net	2,381	(442,314)	(6,070)	(11,806)	853,563	(13,614)
Increase (decrease) in net assets from capital transactions	(11,268)	(477,575)	(29,174)	(32,813)	756,262	(89,097)
Increase (decrease) in net assets	10,401	(416,948)	21,704	50,144	862,081	(54,022)
Net assets at beginning of year	174,888	591,836	368,773	318,629	489,090	543,112
Net assets at end of year	$185,289	$174,888	$390,477	$368,773	$1,351,171	$489,090

Change in units (note 5):
Units purchased	486	1,739	883	1,234	55,424	2,424
Units redeemed	(870)	(19,447)	(1,395)	(1,996)	(8,588)	(8,462)
Net increase (decrease) in units from capital transactions with contract owners	(384)	(17,708)	(512)	(762)	46,836	(6,038)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

The AB Portfolios (continued)		The Advisors’ Inner Circle Fund III		Thornburg Investment Trust				Virtus Investment Trust

AB Wealth Appreciation Strategy — Class A		First Foundation Total Return Fund — Class A		Thornburg International Equity Fund — Class A		Thornburg Small/ Mid Cap Growth Fund — Class A		Virtus NFJ International Value Fund — Class A

Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,

2025	2024	2025	2024	2025	2024	2025	2024	2025	2024

$(35)	$(2,690)	$25,858	$39,340	$(220)	$(680)	$—	$—	$2,277	$435
256	51,510	1,324	3,422	4,862	7,259	—	—	2,609	525
688	(7,214)	49,021	(50,136)	21,897	2,574	—	—	14,441	(2,838)
432	313	15,903	49,309	2,443	7,639	—	—	—	—
1,341	41,919	92,106	41,935	28,982	16,792	—	—	19,327	(1,878)

(310)	(13,056)	(115,374)	(65,415)	(6,524)	(6,707)	—	—	(2,361)	(2,559)
(113)	(3,553)	(20,406)	(25,460)	(1,770)	(2,692)	—	—	(1,154)	(1,129)
(271)	(337,929)	3,005	(162,163)	(15,360)	(55,491)	—	—	(10,062)	5,078
(694)	(354,538)	(132,775)	(253,038)	(23,654)	(64,890)	—	—	(13,577)	1,390
647	(312,619)	(40,669)	(211,103)	5,328	(48,098)	—	—	5,750	(488)
6,921	319,540	1,190,486	1,401,589	102,456	150,554	—	—	53,963	54,451
$7,568	$6,921	$1,149,817	$1,190,486	$107,784	$102,456	$—	$—	$59,713	$53,963

15	277	2,251	2,580	342	1,237	—	—	315	1,258
(43)	(17,762)	(8,420)	(15,423)	(1,754)	(5,596)	—	—	(1,737)	(1,050)
(28)	(17,485)	(6,169)	(12,843)	(1,412)	(4,359)	—	—	(1,422)	208

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

Virtus Investment Trust (continued)

Virtus NFJ Large-Cap Value Fund — Class A

Year ended December 31,

	2025	2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—
Net realized gain (loss) on investments	—	—
Change in unrealized appreciation (depreciation) on investments	—	—
Capital gain distributions	—	—
Increase (decrease) in net assets from operations	—	—

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—
Administrative expenses	—	—
Transfers between subaccounts (including fixed account), net	—	—
Increase (decrease) in net assets from capital transactions	—	—
Increase (decrease) in net assets	—	—
Net assets at beginning of year	—	—
Net assets at end of year	$—	$—

Change in units (note 5):
Units purchased	—	—
Units redeemed	—	—
Net increase (decrease) in units from capital transactions with contract owners	—	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements

December 31, 2025

(1)	Description of Entity

Genworth Life & Annuity VA Separate Account 4 (the “Separate Account”) is a separate investment account established on January 17, 2008, by Genworth Life and Annuity Insurance Company (“GLAIC”), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. GLAIC is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. GLAIC is wholly-owned by Genworth Life Insurance Company, which is wholly-owned by Genworth North America Corporation, which is indirectly wholly-owned by Genworth Financial, Inc.

GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

GLAIC’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are also available for sale directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLAIC, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

During the years ended December 31, 2025 and 2024, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Putnam Investment Funds — Putnam International Capital Opportunities Fund — Class A	Putnam Investment Funds — Putnam International Small Cap Fund — Class A	September 30, 2025
AIM Counselor Series Trust (Invesco Counselor Series Trust) — Invesco Capital Appreciation Fund — Class A	AIM Counselor Series Trust (Invesco Counselor Series Trust) — Invesco Discovery Large Cap Fund — Class A	December 20, 2024
Legg Mason Partners Variable Equity Trust — ClearBridge Aggressive Growth Fund — Class FI	Legg Mason Partners Variable Equity Trust — ClearBridge Growth Fund — Class FI	April 29, 2024
Legg Mason Global Asset Management Trust — ClearBridge Value Trust — Class FI	Legg Mason Global Asset Management Trust — ClearBridge Value Fund — Class FI	March 1, 2024

During the year ended December 31, 2024, the following Portfolios were liquidated, and the Portfolio assets were reinvested in new or existing Portfolios:

Liquidated Portfolio	Reinvested Portfolio	Inception Date
Fidelity Advisor Series I — Fidelity Advisor® Balanced Fund — Class A	Fidelity Puritan Trust — Fidelity® Balanced Fund — Class A	October 25, 2024
Fidelity Advisor Series I — Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Stock Fund — Fidelity® Leveraged Company Stock Fund — Class A	October 25, 2024

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2025 and there were no transfers between the levels during 2025.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day that the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contract.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(e) Net Assets

Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

(f) Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts within the Separate Account apply the guidance in Topic 280, Segment Reporting, which impacts financial statement disclosures only and does not affect the financial position or results of operations of the subaccounts of the Separate Account. The subaccounts have acted as single reportable segments, and the CODM of the subaccounts within the Separate Account is the Variable Product Portfolio Manager. The Separate Account is structured with a limited purpose by design, and its sole purpose is to record and report the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. Significant revenues and expenses are reported on the Statements of Changes in Net Assets and are reviewed by the CODM. The accounting policies of the segment are the same as those described in the summary of significant accounting policies herein.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

(g) Subsequent Events

No material subsequent events have occurred since December 31, 2025 through April 23, 2026, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2025 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A	$27,338	$29,355
AB Trust
AB International Value Fund — Class A	7,827	36,613
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Discovery Large Cap Fund — Class A	156,805	1,407,571
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A	628,449	48,526
Invesco Main Street Fund® — Class A	409,215	156,687
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A	62,714	66,719
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A	282,454	185,890
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A	69,381	411,637
Allspring Funds Trust
Allspring Disciplined U.S. Core Fund — Class A	—	—
Allspring Special Large Cap Value Fund — Class A	—	—
Allspring Treasury Plus Money Market Fund — Class A	185,858	94,778
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class	10,022	11,772
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class	56,099	72,732
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A	223,259	491,863
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A	152,749	187,139
Calamos Investment Trust
Calamos Growth Fund — Class A	12,494	11,857
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares, Inc. — Class A	59,050	81,198
Columbia Acorn Trust
Columbia Acorn Fund — Class A	46,312	42,488
Columbia Acorn International SelectSM — Class A	3,578	4,124
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A	5,468	5,860
Columbia Select Mid Cap Value Fund — Class A	46,923	69,726

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A	$423,395	$199,656
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A	65,972	68,438
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A	34,089	32,781
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A	369,994	52,316
Fidelity Advisor Series I
Fidelity Advisor® Equity Growth Fund — Class A	87,936	765,747
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A	49,428	337,685
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A	173,189	249,750
Fidelity Puritan Trust
Fidelity® Balanced Fund — Class A	78,356	125,707
Fidelity Stock Fund
Fidelity® Leveraged Company Stock Fund — Class A	5,362	6,979
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A	44,748	95,135
Franklin Value Investors Trust
Franklin Small Cap Value Fund — Class A	110,188	112,499
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A	359,476	303,546
JPMorgan Investor Growth & Income Fund — Class A	32,645	51,907
Janus Investment Fund
Janus Henderson Forty Fund — Class A	25,738	24,308
Legg Mason Global Asset Management Trust
ClearBridge Value Fund — Class FI	52,110	62,404
Legg Mason Partners Variable Equity Trust
ClearBridge Growth Fund — Class FI	43,052	30,176
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A	1,544	3,140
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A	47,094	63,693
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A	113,592	104,216
PIMCO Funds
PIMCO High Yield Fund — Class A	55,810	70,371
PIMCO Long-Term U.S. Government Fund — Class A	331,908	198,006
PIMCO Low Duration Fund — Class A	127,566	135,885
PIMCO Total Return Fund — Class A	347,435	696,379
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A	31,543	35,528
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A	22,152	82,968

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Putnam Investment Funds
Putnam International Small Cap Fund — Class A	$60,400	$108,112
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class	69,733	59,146
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class	18,062	27,226
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class	90,397	76,576
The AB Portfolios
AB All Market Total Return Portfolio — Class A	1,031,562	150,740
AB Wealth Appreciation Strategy — Class A	812	1,109
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A	105,932	196,947
Thornburg Investment Trust
Thornburg International Equity Fund — Class A	9,880	31,310
Thornburg Small/Mid Cap Growth Fund — Class A	—	—
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A	6,042	17,243
Virtus NFJ Large-Cap Value Fund — Class A	—	—

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

(4)	Related Party Transactions

(a) GLAIC

Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLAIC may deduct charges for premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract.

Charges are assessed under the contracts to cover mortality and expense risks that GLAIC assumes, certain administrative expenses, as well as any additional elective benefits provided under the contract. Contract owners may elect one of two separate classes of contracts available: one class that assesses a sales charge upon surrender of the contract within 7 years of receipt of the purchase payment (“Class B”) and the other class which assesses a sales charge upon surrender of the contract within 4 years of receipt of the purchase payment (“Class L”). There is also a charge assessed if the contract owner elects a joint annuitant, a living benefit rider option and/or a death benefit rider option.

The mortality and expense risk charge for the contract is lower if the contract owner elects Class B and higher if the contract owner elects Class L. As of December 31, 2025, the mortality and expense risk charge was 1.20% for Class B and 1.50% for Class L. As of December 31, 2025, the administrative expense charge for both classes was 0.15% and the joint annuitant charge for both classes was 0.05%. The administrative expense charge, mortality and expense risk charge and joint annuitant charge are assessed on the contract owners’ average daily net assets in the Separate Account and, therefore, are assessed through a reduction of unit values.

As of December 31, 2025, the charge for the living benefit rider options upon reset was 1.25% of benefit base and, if the Principal Protection Death Benefit (“PPDB”) was elected with the living benefit rider option, there is an additional charge that ranged from 0.15% to 0.50% of the value of the PPDB. The charge for the Annual Step-Up Death Benefit Rider (“ASDB”) as of December 31, 2025 was 0.20%. The charge for the ASDB is assessed as a percentage of contract value at the time the charge is taken. The charges for the living benefit riders, including the PPDB, and the ASDB are assessed through a redemption in units.

Note 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more available rider options equal to the total amount assessed on a daily basis. The range of contract charges as of December 31, 2025 was 1.35% to 1.70% as a percentage of contract owners’ average daily net assets in the Separate Account and reflect a Class B contract with a single annuitant (lowest fee) to a Class L contract with joint annuitants. The charges for the living benefit riders, including the PPDB, and the ASDB rider are not reflected in this range because the charges are not assessed on the contract owners’ average daily net assets in the Separate Account. In addition to the charges described above, an annual contract maintenance charge of $30.00 is assessed to all contracts. This charge is taken on each contract anniversary and at the time the contract is surrendered. This charge is assessed through a redemption in units. This charge is not assessed if the contract owner’s contract value is $40,000 or more at the time the charge is due.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2025 and 2024 are reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLAIC’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2025, 2024, 2023, 2022, and 2021 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A
2025	1.35% to 1.70%	3,236	44.52 to 41.83	139	0.00%	3.44% to 3.07%
2024	1.35% to 1.70%	3,187	43.05 to 40.58	133	0.00%	16.88% to 16.47%
2023	1.35% to 1.70%	3,622	36.83 to 34.84	129	0.00%	16.25% to 15.84%
2022	1.35% to 1.70%	3,716	31.68 to 30.08	114	0.00%	(39.91)% to (40.13)%
2021	1.35% to 1.70%	3,133	52.73 to 50.24	161	0.00%	7.86% to 7.47%
AB Trust
AB International Value Fund — Class A
2025	1.40% to 1.70%	10,903	10.69 to 10.13	112	2.79%	39.99% to 39.56%
2024	1.40% to 1.70%	14,400	7.64 to 7.26	106	9.15%	3.32% to 3.01%
2023	1.40% to 1.70%	13,848	7.39 to 7.05	99	0.77%	13.29% to 12.94%
2022	1.35% to 1.70%	62,003	6.57 to 6.24	400	1.37%	(12.01)% to (12.32)%
2021	1.40% to 1.70%	16,914	7.42 to 7.12	121	2.62%	9.22% to 8.88%
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Discovery Large Cap Fund — Class A
2025	1.35% to 1.70%	—	43.47 to 40.84	—	0.00%	11.10% to 10.71%
2024	1.35% to 1.70%	29,874	39.13 to 36.89	1,154	0.00%	32.19% to 31.72%
2023	1.35% to 1.70%	21,260	29.60 to 28.01	622	0.00%	33.69% to 33.22%
2022	1.35% to 1.70%	13,813	22.14 to 21.02	302	0.00%	(32.03)% to (32.27)%
2021	1.35% to 1.70%	—	32.57 to 31.04	—	0.00%	20.69% to 20.27%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A
2025	1.35% to 1.70%	16,852	34.98 to 32.86	581	0.23%	14.38% to 13.97%
2024	1.40% to 1.70%	229	30.33 to 28.83	7	0.27%	23.52% to 23.15%
2023	1.40% to 1.70%	528	24.56 to 23.41	13	0.05%	21.33% to 20.96%
2022	1.35% to 1.70%	61,222	20.39 to 19.36	1,234	1.48%	(21.79)% to (22.07)%
2021	1.35% to 1.70%	5,860	26.07 to 24.84	151	0.50%	25.68% to 25.23%
Invesco Main Street Fund® — Class A
2025	1.35% to 1.70%	24,052	42.50 to 39.93	999	0.41%	14.37% to 13.96%
2024	1.35% to 1.70%	19,163	37.16 to 35.04	694	0.73%	21.96% to 21.53%
2023	1.40% to 1.65%	12,594	30.24 to 29.06	372	0.09%	21.35% to 21.05%
2022	1.35% to 1.70%	75,380	25.10 to 23.83	1,864	0.95%	(21.25)% to (21.53)%
2021	1.35% to 1.70%	77,038	31.87 to 30.37	2,420	0.80%	25.88% to 25.43%
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A
2025	1.35% to 1.70%	8,843	33.47 to 31.45	292	0.18%	7.45% to 7.07%
2024	1.35% to 1.70%	9,569	31.15 to 29.37	294	0.22%	15.48% to 15.07%
2023	1.35% to 1.70%	11,905	26.98 to 25.52	317	0.00%	12.94% to 12.54%
2022	1.35% to 1.70%	722	23.89 to 22.68	17	0.12%	(15.50)% to (15.80)%
2021	1.35% to 1.70%	1,033	28.27 to 26.94	29	0.03%	21.36% to 20.93%
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A
2025	1.35% to 1.70%	32,284	32.58 to 30.61	1,007	0.00%	13.69% to 13.29%
2024	1.35% to 1.70%	35,150	28.66 to 27.02	967	0.00%	14.70% to 14.29%
2023	1.35% to 1.70%	42,466	24.98 to 23.64	1,020	0.00%	32.23% to 31.76%
2022	1.35% to 1.70%	50,438	18.89 to 17.94	919	0.00%	(33.06)% to (33.30)%
2021	1.35% to 1.70%	46,522	28.23 to 26.90	1,270	0.00%	13.81% to 13.40%
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A
2025	1.35% to 1.40%	8,299	40.39 to 40.03	334	1.57%	15.57% to 15.52%
2024	1.35% to 1.70%	17,994	34.94 to 32.94	623	1.65%	13.46% to 13.06%
2023	1.35% to 1.70%	22,330	30.80 to 29.14	680	1.77%	10.73% to 10.34%
2022	1.35% to 1.65%	12,425	27.81 to 26.61	342	1.58%	(0.55)% to (0.85)%
2021	1.35% to 1.65%	20,711	27.97 to 26.83	575	1.36%	31.52% to 31.12%
Allspring Funds Trust
Allspring Disciplined U.S. Core Fund — Class A
2025	1.35% to 1.70%	—	67.49 to 63.88	—	0.00%	17.06% to 16.64%
2024	1.35% to 1.70%	—	57.65 to 54.77	—	0.00%	27.48% to 27.03%
2023	1.35% to 1.70%	—	45.22 to 43.11	—	0.00%	24.24% to 23.80%
2022	1.35% to 1.70%	—	36.40 to 34.83	—	0.00%	(19.22)% to (19.51)%
2021	1.35% to 1.70%	—	45.06 to 43.27	—	0.00%	28.66% to 28.21%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Allspring Special Large Cap Value Fund — Class A
2025	1.35% to 1.70%	—	43.72 to 41.38	—	0.00%	14.88% to 14.47%
2024	1.35% to 1.70%	—	38.05 to 36.15	—	0.00%	14.98% to 14.57%
2023	1.35% to 1.70%	—	33.10 to 31.55	—	0.00%	12.06% to 11.67%
2022	1.35% to 1.70%	—	29.53 to 28.25	—	0.00%	(7.85)% to (8.18)%
2021	1.35% to 1.70%	—	32.05 to 30.77	—	0.00%	22.09% to 21.66%
Allspring Treasury Plus Money Market Fund — Class A
2025	1.35% to 1.65%	11,932	9.65 to 9.20	111	1.45%	2.37% to 2.06%
2024	1.35% to 1.35%	2,050	9.42 to 9.42	19	4.70%	3.30% to 3.30%
2023	1.35% to 1.35%	10,705	9.12 to 9.12	98	4.54%	3.18% to 3.18%
2022	1.35% to 1.35%	6,334	8.84 to 8.84	56	0.42%	(0.19)% to (0.19)%
2021	1.35% to 1.35%	10,918	8.86 to 8.86	97	0.01%	(1.34)% to (1.34)%
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class
2025	1.40% to 1.65%	1,646	28.92 to 27.65	48	2.03%	10.07% to 9.78%
2024	1.40% to 1.65%	1,849	26.28 to 25.19	49	2.29%	8.70% to 8.43%
2023	1.40% to 1.65%	2,101	24.17 to 23.23	51	2.18%	2.20% to 1.94%
2022	1.40% to 1.65%	2,201	23.65 to 22.79	52	1.86%	(4.73)% to (4.97)%
2021	1.40% to 1.65%	2,679	24.83 to 23.98	66	1.58%	14.86% to 14.57%
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class
2025	1.35% to 1.70%	24,602	12.06 to 11.33	293	3.96%	4.89% to 4.52%
2024	1.35% to 1.70%	26,659	11.50 to 10.84	303	1.69%	0.15% to (0.20)%
2023	1.35% to 1.70%	33,450	11.48 to 10.86	379	3.59%	1.43% to 1.07%
2022	1.35% to 1.70%	49,978	11.32 to 10.74	559	8.48%	(13.73)% to (14.03)%
2021	1.35% to 1.70%	14,487	13.12 to 12.50	188	3.59%	4.69% to 4.32%
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A
2025	1.35% to 1.70%	100,034	20.23 to 19.01	1,960	2.47%	17.77% to 17.35%
2024	1.35% to 1.70%	122,980	17.18 to 16.20	2,053	1.07%	7.52% to 7.14%
2023	1.35% to 1.70%	166,925	15.98 to 15.12	2,594	1.14%	10.83% to 10.44%
2022	1.35% to 1.70%	189,961	14.42 to 13.69	2,672	0.00%	(17.18)% to (17.47)%
2021	1.35% to 1.70%	211,639	17.41 to 16.59	3,598	0.94%	5.01% to 4.64%
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A
2025	1.35% to 1.70%	24,365	33.56 to 31.53	790	1.87%	23.32% to 22.89%
2024	1.35% to 1.70%	28,846	27.21 to 25.65	761	2.01%	8.58% to 8.20%
2023	1.35% to 1.70%	31,524	25.06 to 23.71	768	2.14%	14.36% to 13.96%
2022	1.35% to 1.70%	35,301	21.91 to 20.81	754	1.65%	(6.14)% to (6.47)%
2021	1.35% to 1.70%	27,061	23.35 to 22.25	612	1.18%	20.59% to 20.17%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Calamos Investment Trust
Calamos Growth Fund — Class A
2025	1.35% to 1.65%	1,699	38.81 to 36.78	65	0.00%	14.58% to 14.23%
2024	1.35% to 1.65%	1,789	33.87 to 32.20	60	0.00%	30.45% to 30.05%
2023	1.35% to 1.65%	4,257	25.96 to 24.76	109	0.00%	35.72% to 35.31%
2022	1.35% to 1.70%	22,815	19.13 to 18.16	432	0.00%	(34.23)% to (34.47)%
2021	1.35% to 1.70%	17,519	29.09 to 27.72	504	0.00%	21.61% to 21.18%
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares, Inc. — Class A
2025	1.35% to 1.70%	23,493	15.54 to 14.60	360	3.16%	8.81% to 8.42%
2024	1.35% to 1.70%	25,429	14.28 to 13.47	358	2.40%	(0.83)% to (1.19)%
2023	1.35% to 1.70%	26,883	14.40 to 13.63	383	2.85%	8.93% to 8.54%
2022	1.35% to 1.65%	4,788	13.22 to 12.65	62	2.39%	(26.32)% to (26.54)%
2021	1.35% to 1.65%	4,606	17.95 to 17.22	82	3.33%	24.67% to 24.30%
Columbia Acorn Trust
Columbia Acorn Fund — Class A
2025	1.35% to 1.70%	9,676	27.41 to 25.75	258	0.00%	3.15% to 2.78%
2024	1.35% to 1.70%	9,253	26.57 to 25.05	239	0.00%	12.60% to 12.20%
2023	1.35% to 1.70%	9,161	23.60 to 22.33	211	0.00%	19.96% to 19.53%
2022	1.35% to 1.70%	10,202	19.67 to 18.68	197	0.00%	(34.90)% to (35.13)%
2021	1.35% to 1.70%	20,062	30.22 to 28.80	598	1.41%	7.32% to 6.94%
Columbia Acorn International SelectSM — Class A
2025	1.35% to 1.70%	2,501	10.69 to 10.49	27	6.45%	19.48% to 19.06%
2024	1.35% to 1.70%	2,686	8.95 to 8.81	24	0.89%	(1.65)% to (2.01)%
2023	1.35% to 1.70%	2,458	9.10 to 8.99	22	0.00%	16.54% to 16.13%
2022	1.35% to 1.70%	2,470	7.81 to 7.74	19	0.00%	(37.65)% to (37.87)%
2021	1.35% to 1.70%	170,195	12.53 to 12.46	2,130	0.76%	9.00% to 8.61%
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A
2025	1.35% to 1.65%	947	32.92 to 32.01	31	0.00%	13.74% to 13.40%
2024	1.35% to 1.65%	998	28.94 to 28.23	29	0.00%	22.77% to 22.39%
2023	1.35% to 1.70%	14,488	23.58 to 22.98	340	0.00%	29.50% to 29.04%
2022	1.35% to 1.70%	34,957	18.21 to 17.81	633	0.00%	(30.63)% to (30.88)%
2021	1.35% to 1.70%	12,969	26.25 to 25.77	339	0.00%	17.47% to 17.05%
Columbia Select Mid Cap Value Fund — Class A
2025	1.35% to 1.70%	8,953	32.66 to 30.68	288	0.62%	12.08% to 11.69%
2024	1.35% to 1.70%	10,152	29.14 to 27.47	292	0.37%	11.33% to 10.93%
2023	1.65% to 1.70%	67	24.96 to 24.76	2	0.85%	8.44% to 8.39%
2022	1.65% to 1.70%	71	23.02 to 22.85	2	0.56%	(10.94)% to (10.99)%
2021	1.65% to 1.70%	80	25.84 to 25.67	2	0.31%	29.79% to 29.72%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A
2025	1.35% to 1.70%	26,735	35.87 to 33.70	941	1.15%	25.17% to 24.72%
2024	1.35% to 1.70%	21,781	28.66 to 27.02	612	1.78%	15.91% to 15.50%
2023	1.35% to 1.70%	21,350	24.72 to 23.39	521	0.91%	28.25% to 27.80%
2022	1.35% to 1.70%	26,331	19.28 to 18.30	502	1.43%	(18.58)% to (18.87)%
2021	1.35% to 1.70%	33,475	23.67 to 22.56	785	0.14%	10.99% to 10.59%
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A
2025	1.35% to 1.70%	18,506	16.26 to 15.27	297	7.17%	2.20% to 1.84%
2024	1.35% to 1.70%	19,744	15.91 to 15.00	310	8.00%	6.49% to 6.11%
2023	1.35% to 1.70%	21,397	14.94 to 14.13	316	8.37%	10.32% to 9.93%
2022	1.35% to 1.70%	24,381	13.54 to 12.86	326	5.01%	(3.90)% to (4.24)%
2021	1.35% to 1.70%	14,471	14.09 to 13.42	202	3.07%	2.61% to 2.25%
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A
2025	1.35% to 1.70%	8,665	26.78 to 25.16	229	0.91%	10.60% to 10.21%
2024	1.35% to 1.70%	9,001	24.21 to 22.83	216	0.99%	9.98% to 9.58%
2023	1.35% to 1.70%	17,056	22.02 to 20.83	372	0.99%	6.46% to 6.09%
2022	1.35% to 1.70%	33,168	20.68 to 19.64	679	1.07%	(4.09)% to (4.43)%
2021	1.35% to 1.70%	29,778	21.56 to 20.55	637	1.00%	22.62% to 22.18%
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A
2025	1.35% to 1.70%	14,949	31.28 to 29.38	454	0.00%	10.03% to 9.64%
2024	1.35% to 1.65%	6,019	28.42 to 27.02	163	0.00%	14.67% to 14.32%
2023	1.35% to 1.65%	6,486	24.79 to 23.64	153	0.00%	13.36% to 13.02%
2022	1.35% to 1.65%	6,476	21.87 to 20.92	136	0.00%	(31.18)% to (31.39)%
2021	1.35% to 1.65%	6,014	31.77 to 30.49	183	0.00%	1.02% to 0.72%
Fidelity Advisor Series I
Fidelity Advisor® Equity Growth Fund — Class A
2025	1.35% to 1.70%	4,713	61.85 to 58.11	287	0.00%	12.73% to 12.33%
2024	1.35% to 1.70%	16,085	54.87 to 51.73	871	0.00%	27.96% to 27.50%
2023	1.35% to 1.70%	9,619	42.88 to 40.57	408	0.00%	33.43% to 32.95%
2022	1.35% to 1.70%	9,560	32.14 to 30.51	304	0.00%	(25.68)% to (25.94)%
2021	1.35% to 1.70%	3,405	43.24 to 41.20	146	0.00%	21.07% to 20.64%
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A
2025	1.35% to 1.65%	615	32.68 to 30.97	20	0.00%	10.01% to 9.67%
2024	1.35% to 1.70%	10,477	29.70 to 28.00	307	0.36%	15.34% to 14.92%
2023	1.35% to 1.65%	275	25.76 to 24.56	7	0.18%	13.16% to 12.82%
2022	1.35% to 1.65%	292	22.76 to 21.77	6	0.07%	(16.16)% to (16.42)%
2021	1.35% to 1.65%	327	27.15 to 26.05	9	0.03%	23.23% to 22.86%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A
2025	1.35% to 1.70%	18,450	54.55 to 51.24	980	0.00%	21.01% to 20.58%
2024	1.35% to 1.70%	21,606	45.08 to 42.50	949	0.04%	33.08% to 32.60%
2023	1.35% to 1.70%	65,111	33.87 to 32.05	2,171	0.33%	34.12% to 33.65%
2022	1.35% to 1.70%	21,968	25.26 to 23.98	542	0.34%	(28.46)% to (28.71)%
2021	1.35% to 1.70%	25,381	35.30 to 33.64	878	0.00%	22.62% to 22.19%
Fidelity Puritan Trust
Fidelity® Balanced Fund — Class A
2025	1.35% to 1.70%	101,432	11.36 to 11.31	1,150	1.57%	13.33% to 12.93%
2024 (6)	1.35% to 1.70%	110,150	10.03 to 10.02	1,104	0.42%	0.25% to 0.19%
Fidelity Stock Fund
Fidelity® Leveraged Company Stock Fund — Class A
2025	1.35% to 1.70%	1,828	11.86 to 11.81	22	0.00%	18.39% to 17.98%
2024 (6)	1.35% to 1.70%	1,993	10.02 to 10.01	20	0.25%	0.19% to 0.13%
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A
2025	1.35% to 1.70%	26,975	20.21 to 18.99	535	0.85%	14.33% to 13.92%
2024	1.35% to 1.70%	30,685	17.68 to 16.67	533	1.10%	11.34% to 10.94%
2023	1.35% to 1.70%	34,552	15.88 to 15.02	540	1.73%	11.40% to 11.01%
2022	1.35% to 1.70%	38,338	14.25 to 13.53	539	3.94%	(13.02)% to (13.33)%
2021	1.35% to 1.70%	48,057	16.39 to 15.61	776	0.84%	10.23% to 9.84%
Franklin Value Investors Trust
Franklin Small Cap Value Fund — Class A
2025	1.35% to 1.70%	13,448	30.29 to 28.46	399	0.99%	5.86% to 5.48%
2024	1.35% to 1.70%	14,210	28.62 to 26.98	399	0.71%	9.80% to 9.41%
2023	1.35% to 1.70%	17,806	26.06 to 24.66	456	1.38%	11.37% to 10.98%
2022	1.35% to 1.70%	5,800	23.40 to 22.22	132	0.36%	(11.41)% to (11.72)%
2021	1.35% to 1.70%	6,871	26.42 to 25.17	176	0.53%	23.77% to 23.34%
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A
2025	1.35% to 1.70%	104,234	13.42 to 12.61	1,368	3.76%	5.66% to 5.28%
2024	1.35% to 1.70%	102,119	12.71 to 11.98	1,269	3.68%	0.44% to 0.08%
2023	1.35% to 1.70%	104,608	12.65 to 11.97	1,294	3.21%	4.00% to 3.63%
2022	1.35% to 1.70%	156,582	12.16 to 11.55	1,872	2.25%	(13.74)% to (14.04)%
2021	1.35% to 1.70%	182,237	14.10 to 13.44	2,529	1.77%	(2.70)% to (3.04)%
JPMorgan Investor Growth & Income Fund — Class A
2025	1.35% to 1.70%	14,427	27.99 to 26.29	391	2.37%	12.39% to 11.99%
2024	1.35% to 1.70%	15,714	24.90 to 23.48	380	4.27%	11.20% to 10.80%
2023	1.35% to 1.70%	9,582	22.39 to 21.19	213	1.90%	14.28% to 13.88%
2022	1.35% to 1.70%	10,776	19.59 to 18.61	210	1.43%	(15.87)% to (16.17)%
2021	1.35% to 1.70%	11,676	23.29 to 22.19	270	2.41%	12.43% to 12.03%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Investment Fund
Janus Henderson Forty Fund — Class A
2025	1.35% to 1.40%	1,999	50.75 to 50.31	101	0.00%	16.46% to 16.41%
2024	1.35% to 1.40%	2,170	43.57 to 43.22	94	0.11%	26.24% to 26.17%
2023	1.35% to 1.70%	14,516	34.52 to 32.66	496	0.02%	37.66% to 37.18%
2022	1.35% to 1.70%	15,262	25.07 to 23.81	379	0.00%	(34.60)% to (34.83)%
2021	1.35% to 1.40%	3,227	38.34 to 38.08	123	0.20%	21.01% to 20.95%
Legg Mason Global Asset Management Trust
ClearBridge Value Fund — Class FI
2025	1.35% to 1.70%	9,107	31.95 to 30.01	287	0.87%	8.85% to 8.46%
2024	1.35% to 1.70%	9,995	29.35 to 27.67	290	0.35%	13.44% to 13.04%
2023	1.35% to 1.70%	—	25.87 to 24.48	—	0.00%	17.61% to 17.19%
2022	1.35% to 1.70%	—	22.00 to 20.89	—	0.00%	(7.77)% to (8.10)%
2021	1.35% to 1.70%	—	23.85 to 22.73	—	0.00%	26.20% to 25.76%
Legg Mason Partners Variable Equity Trust
ClearBridge Growth Fund — Class FI
2025	1.35% to 1.40%	4,068	30.87 to 30.60	125	0.00%	11.84% to 11.78%
2024	1.35% to 1.40%	4,322	27.60 to 27.37	119	0.00%	10.60% to 10.54%
2023	1.35% to 1.40%	4,657	24.96 to 24.76	116	0.22%	22.12% to 22.06%
2022	1.35% to 1.40%	4,976	20.44 to 20.29	101	0.00%	(26.60)% to (26.64)%
2021	1.35% to 1.70%	17,858	27.84 to 26.53	493	0.00%	6.33% to 5.95%
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A
2025	1.35% to 1.70%	386	29.59 to 27.80	11	1.12%	14.19% to 13.79%
2024	1.35% to 1.70%	467	25.91 to 24.43	12	1.69%	15.71% to 15.30%
2023	1.35% to 1.70%	1,563	22.39 to 21.19	35	1.82%	9.00% to 8.61%
2022	1.35% to 1.70%	1,666	20.55 to 19.51	34	1.67%	(11.06)% to (11.38)%
2021	1.35% to 1.70%	8,282	23.10 to 22.01	189	1.24%	25.04% to 24.59%
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A
2025	1.35% to 1.70%	15,218	19.88 to 18.68	299	6.00%	6.93% to 6.55%
2024	1.35% to 1.70%	16,836	18.60 to 17.53	309	5.85%	5.32% to 4.95%
2023	1.35% to 1.70%	18,355	17.66 to 16.70	320	4.10%	5.42% to 5.04%
2022	1.35% to 1.70%	2,729	16.75 to 15.90	46	4.33%	(13.87)% to (14.18)%
2021	1.35% to 1.70%	11,189	19.45 to 18.53	216	2.98%	1.86% to 1.50%
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A
2025	1.35% to 1.70%	22,738	27.13 to 25.49	603	0.45%	5.82% to 5.45%
2024	1.35% to 1.70%	23,490	25.64 to 24.17	590	0.83%	13.49% to 13.08%
2023	1.35% to 1.65%	10,770	22.59 to 21.55	239	0.56%	13.94% to 13.60%
2022	1.35% to 1.65%	12,025	19.83 to 18.97	234	0.91%	(12.26)% to (12.53)%
2021	1.35% to 1.65%	14,405	22.60 to 21.68	320	0.72%	27.14% to 26.76%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
PIMCO Funds
PIMCO High Yield Fund — Class A
2025	1.35% to 1.70%	16,372	20.22 to 19.00	327	5.91%	6.73% to 6.35%
2024	1.35% to 1.70%	17,910	18.95 to 17.86	335	5.83%	4.95% to 4.58%
2023	1.35% to 1.70%	19,362	18.05 to 17.08	346	5.48%	10.85% to 10.46%
2022	1.35% to 1.70%	21,220	16.28 to 15.46	342	4.68%	(12.29)% to (12.61)%
2021	1.35% to 1.70%	30,840	18.57 to 17.69	567	4.17%	2.28% to 1.92%
PIMCO Long-Term U.S. Government Fund — Class A
2025	1.35% to 1.70%	63,940	13.33 to 12.52	839	3.51%	4.63% to 4.26%
2024	1.35% to 1.70%	54,208	12.74 to 12.01	680	2.92%	(7.25)% to (7.58)%
2023	1.35% to 1.70%	71,062	13.74 to 13.00	963	2.83%	1.77% to 1.41%
2022	1.35% to 1.70%	6,888	13.50 to 12.82	91	1.89%	(30.16)% to (30.41)%
2021	1.35% to 1.70%	68,064	19.33 to 18.42	1,300	1.55%	(6.16)% to (6.50)%
PIMCO Low Duration Fund — Class A
2025	1.35% to 1.70%	53,301	11.63 to 10.92	608	3.94%	3.83% to 3.47%
2024	1.35% to 1.70%	55,373	11.20 to 10.56	609	3.88%	3.10% to 2.73%
2023	1.35% to 1.70%	56,407	10.86 to 10.28	603	3.79%	3.59% to 3.23%
2022	1.35% to 1.70%	57,105	10.48 to 9.95	589	1.59%	(6.72)% to (7.05)%
2021	1.35% to 1.70%	101,219	11.24 to 10.71	1,122	0.54%	(2.31)% to (2.66)%
PIMCO Total Return Fund — Class A
2025	1.35% to 1.70%	122,603	14.20 to 13.34	1,701	4.23%	7.49% to 7.11%
2024	1.35% to 1.70%	152,280	13.21 to 12.45	1,971	4.21%	0.87% to 0.51%
2023	1.35% to 1.70%	131,482	13.09 to 12.39	1,692	3.55%	4.52% to 4.15%
2022	1.35% to 1.70%	164,907	12.53 to 11.90	2,035	3.96%	(15.54)% to (15.84)%
2021	1.35% to 1.70%	133,897	14.83 to 14.13	1,955	1.93%	(2.51)% to (2.86)%
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A
2025	1.35% to 1.65%	14,293	12.79 to 12.63	181	0.00%	14.33% to 13.98%
2024	1.35% to 1.65%	14,910	11.18 to 11.08	166	0.00%	29.74% to 29.35%
2023	1.35% to 1.65%	14,541	8.62 to 8.57	125	0.00%	50.24% to 49.79%
2022	1.35% to 1.65%	18,610	5.74 to 5.72	107	0.00%	(41.53)% to (41.71)%
2021 (4)	1.35% to 1.70%	28,456	9.81 to 9.81	279	0.00%	(1.87)% to (1.89)%
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A
2025	1.35% to 1.70%	16,508	10.00 to 9.39	164	0.96%	36.72% to 36.24%
2024	1.35% to 1.70%	23,631	7.31 to 6.90	171	0.92%	(0.57)% to (0.93)%
2023	1.35% to 1.70%	34,935	7.36 to 6.96	255	1.92%	(3.50)% to (3.84)%
2022	1.35% to 1.70%	34,199	7.62 to 7.24	258	2.36%	22.83% to 22.39%
2021	1.35% to 1.70%	51,952	6.21 to 5.91	320	0.53%	25.51% to 25.07%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Putnam Investment Funds
Putnam International Small Cap Fund — Class A
2025	1.35% to 1.70%	16,832	17.72 to 16.64	294	5.59%	28.38% to 27.93%
2024	1.35% to 1.70%	21,937	13.80 to 13.01	299	3.49%	1.64% to 1.28%
2023	1.35% to 1.70%	23,956	13.58 to 12.84	322	0.43%	13.67% to 13.27%
2022	1.35% to 1.70%	26,621	11.94 to 11.34	314	0.72%	(19.12)% to (19.41)%
2021	1.35% to 1.70%	9,748	14.77 to 14.07	142	0.77%	11.88% to 11.49%
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class
2025	1.35% to 1.70%	11,615	40.80 to 38.33	459	1.61%	10.65% to 10.26%
2024	1.35% to 1.70%	12,162	36.88 to 34.77	435	2.02%	10.89% to 10.49%
2023	1.35% to 1.70%	12,091	33.26 to 31.47	391	1.85%	16.92% to 16.51%
2022	1.35% to 1.70%	14,355	28.44 to 27.01	399	1.14%	(13.36)% to (13.67)%
2021	1.35% to 1.70%	16,627	32.83 to 31.28	534	0.44%	16.62% to 16.21%
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class
2025	1.35% to 1.65%	6,081	30.62 to 29.03	185	1.42%	12.65% to 12.31%
2024	1.35% to 1.65%	6,465	27.19 to 25.85	175	1.62%	10.00% to 9.67%
2023	1.35% to 1.70%	24,173	24.71 to 23.38	592	1.91%	7.87% to 7.49%
2022	1.35% to 1.70%	21,077	22.91 to 21.75	479	1.70%	(4.87)% to (5.21)%
2021	1.35% to 1.70%	20,433	24.08 to 22.95	490	1.32%	23.57% to 23.13%
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class
2025	1.35% to 1.70%	7,058	56.67 to 53.24	390	0.00%	13.77% to 13.37%
2024	1.35% to 1.70%	7,570	49.81 to 46.96	369	0.00%	27.51% to 27.06%
2023	1.35% to 1.70%	8,332	39.06 to 36.96	319	0.00%	42.93% to 42.43%
2022	1.35% to 1.70%	10,835	27.33 to 25.95	291	0.00%	(41.10)% to (41.31)%
2021	1.35% to 1.70%	11,683	46.40 to 44.21	534	0.00%	18.09% to 17.67%
The AB Portfolios
AB All Market Total Return Portfolio — Class A
2025	1.35% to 1.70%	79,455	17.23 to 16.19	1,351	4.39%	13.68% to 13.27%
2024	1.35% to 1.70%	32,619	15.16 to 14.29	489	2.89%	6.90% to 6.52%
2023	1.35% to 1.70%	38,657	14.18 to 13.42	543	1.82%	9.54% to 9.15%
2022	1.35% to 1.70%	18,083	12.95 to 12.29	233	2.57%	(20.84)% to (21.12)%
2021	1.35% to 1.70%	18,560	16.35 to 15.58	302	0.00%	11.43% to 11.03%
AB Wealth Appreciation Strategy — Class A
2025	1.40% to 1.70%	303	25.23 to 23.91	8	0.97%	19.58% to 19.22%
2024	1.40% to 1.70%	331	21.10 to 20.06	7	0.25%	17.18% to 16.83%
2023	1.35% to 1.70%	17,816	18.15 to 17.17	320	1.16%	19.09% to 18.67%
2022	1.40% to 1.70%	427	15.13 to 14.47	6	1.19%	(19.81)% to (20.06)%
2021	1.40% to 1.70%	1,077	18.86 to 18.10	20	1.16%	18.69% to 18.32%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A
2025	1.35% to 1.70%	52,667	22.00 to 20.67	1,150	3.59%	7.98% to 7.59%
2024	1.35% to 1.70%	58,836	20.38 to 19.21	1,190	4.31%	3.09% to 2.72%
2023	1.35% to 1.70%	71,679	19.77 to 18.70	1,402	5.08%	15.36% to 14.95%
2022	1.35% to 1.70%	85,238	17.13 to 16.27	1,445	3.20%	0.44% to 0.08%
2021 (5)	1.35% to 1.70%	108,570	17.06 to 16.26	1,828	1.57%	20.56% to 20.14%
Thornburg Investment Trust
Thornburg International Equity Fund — Class A
2025	1.35% to 1.70%	5,568	19.74 to 18.54	108	1.26%	32.02% to 31.55%
2024	1.35% to 1.70%	6,980	14.95 to 14.10	102	1.09%	9.73% to 9.34%
2023	1.35% to 1.70%	11,339	13.63 to 12.89	151	1.87%	14.21% to 13.81%
2022	1.35% to 1.70%	11,789	11.93 to 11.33	137	1.57%	(18.13)% to (18.42)%
2021	1.35% to 1.70%	13,112	14.57 to 13.89	187	0.52%	5.81% to 5.44%
Thornburg Small/Mid Cap Growth Fund — Class A
2025	1.35% to 1.70%	1	26.30 to 24.71	—	0.00%	2.90% to 2.54%
2024	1.35% to 1.70%	1	25.56 to 24.10	—	0.00%	18.04% to 17.62%
2023	1.35% to 1.70%	1	21.65 to 20.49	—	0.00%	17.95% to 17.53%
2022	1.35% to 1.70%	1	18.36 to 17.43	—	0.00%	(35.08)% to (35.31)%
2021	1.35% to 1.70%	5,000	28.28 to 26.94	140	0.00%	(5.61)% to (5.95)%
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A
2025	1.35% to 1.70%	5,374	11.22 to 10.54	60	5.40%	39.96% to 39.46%
2024	1.35% to 1.70%	6,796	8.02 to 7.56	54	2.22%	(3.92)% to (4.27)%
2023	1.35% to 1.70%	6,588	8.35 to 7.90	54	1.64%	8.85% to 8.46%
2022	1.35% to 1.70%	6,040	7.67 to 7.28	46	1.71%	(20.39)% to (20.67)%
2021	1.35% to 1.70%	6,974	9.63 to 9.18	67	0.92%	8.41% to 8.02%
Virtus NFJ Large-Cap Value Fund — Class A
2025	1.35% to 1.70%	—	22.89 to 21.51	—	0.00%	5.08% to 4.71%
2024	1.35% to 1.70%	—	21.79 to 20.54	—	0.00%	4.59% to 4.21%
2023	1.35% to 1.70%	—	20.83 to 19.71	—	0.00%	15.97% to 15.56%
2022	1.35% to 1.70%	—	17.96 to 17.06	—	0.41%	(15.98)% to (16.28)%
2021	1.35% to 1.70%	85,882	21.38 to 20.37	1,816	0.60%	24.49% to 24.05%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2025

any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 10 to December 31, 2021.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from January 11 to December 31, 2021.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from October 25 to December 31, 2024.